EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2020
Employee Benefits [Abstract]
Disclosure of defined benefit obligation and assets
Information about Norbord’s defined benefit pension obligations and assets is as follows:

(US $ millions)	2020	2019
Change in accrued benefit obligations during the year
Accrued benefit obligations, beginning of year	$158	$144
Current service cost	1	2
Gain on curtailment	—	(1)
Interest on accrued benefit obligations	5	6
Benefits paid	(12)	(13)
Net actuarial gain arising from changes to:
Demographic assumptions	—	(1)
Financial assumptions	16	14
Foreign currency exchange rate impact	3	7
Accrued benefit obligations, end of year(1)	$171	$158
Change in plan assets during the year
Plan assets, beginning of year	$146	$128
Interest income	5	5
Remeasurement gains:
Return on plan assets (excluding interest income)	14	14
Employer contributions	4	6
Benefits paid	(12)	(13)
Foreign currency exchange rate impact	1	6
Plan assets, end of year(1)	$158	$146
Funded status
Accrued benefit obligations	$171	$158
Plan assets	(158)	(146)
Accrued benefit obligations in excess of plan assets(1)	$13	$12
(1)    All plans have accrued benefit obligations in excess of plan assets with the exception of the UK plan, which has been presented as other assets.
The components of benefit expense recognized in the statement of earnings are as follows:

(US $ millions)	2020	2019
Current service cost	$1	$2
Interest cost	—	1
Gain on curtailment	—	(1)
Net pension expense	$1	$2

Disclosure of significant actuarial assumptions
The significant weighted average actuarial assumptions are as follows:

	2020	2019
Used in calculation of accrued benefit obligations, end of year
Discount rate	2.4%	3.0%
Rate of compensation increase	2.5%	2.3%
Used in calculation of net periodic pension expense for the year
Discount rate	3.0%	3.7%
Rate of compensation increase	2.3%	2.3%

Disclosure of change to significant actuarial assumptions
The impact of a change to the significant actuarial assumptions on the accrued benefit obligations as at December 31, 2020 is as follows:

(US $ millions)	Increase	Decrease
Discount rate (0.5% change)	$(12)	$13
Compensation rate (1.0% change)	2	(2)
Future life expectancy (1 year movement)	5	(5)
Retirement age (1 year movement)	(1)	1

Disclosure of weighted average asset allocation
The weighted average asset allocation of Norbord’s defined benefit pension plan assets is as follows:

	Dec 31, 2020	Dec 31, 2019
Asset category
Fixed income investments	56%	58%
Equity investments	42%	41%
Cash	2%	1%
Total assets	100%	100%